Summary of Major Jurisdictions and Tax Year Subject to Examination Tax Authorities (Detail)	12 Months Ended
Dec. 31, 2013
Taiwan
Income Tax Examination [Line Items]
Years Subject to Income Tax Examination	2008 and onward
FCI
Income Tax Examination [Line Items]
Years Subject to Income Tax Examination	2008 and onward
United States
Income Tax Examination [Line Items]
Years Subject to Income Tax Examination	2007 onward